Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2024	Mar. 31, 2023
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 37,792	¥ 42,172
Payables under securities lending transactions	1,092	1,212
Obligations to return securities received as collateral	7,223	6,892
Total	46,107	50,276
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	8,837	8,593
Payables under securities lending transactions	1,015	947
Obligations to return securities received as collateral	6,076	5,516
Total	15,928	15,056
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	20,040	23,546
Payables under securities lending transactions	1	191
Obligations to return securities received as collateral	610	642
Total	20,651	24,379
31 to 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	7,209	8,393
Payables under securities lending transactions	0	5
Obligations to return securities received as collateral	135	404
Total	7,344	8,802
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,706	1,640
Payables under securities lending transactions	76	69
Obligations to return securities received as collateral	402	330
Total	¥ 2,184	¥ 2,039